Basis of Presentation - Schedule of subsidiaries information (Details)	Dec. 31, 2025
HIVE Blockchain Switzerland AG [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
HIVE Blockchain Iceland ehf [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Bikupa Datacenter AB [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Bikupa Datacenter 2 AB [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Bikupa Real Estate AB [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Hive Digital Data Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Liv Eiendom AS [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
9376-9974 Quebec Inc [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
HIVE Atlantic Datacentres Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Buzz Performance Computing Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Buzz Performance Cloud Inc [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Zunz S.A. [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
W3X S.A. [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
HIVE Holdings Paraguay 1 Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
HIVE Holdings Paraguay 2 Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
BUZZ High Performance Computing Inc [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%
Megawatt Mining Corp [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest held	100.00%